Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Natixis ETF Trust II
Entity Central Index Key	0001728860
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000243076
Shareholder Report [Line Items]
Fund Name	Natixis Loomis Sayles Focused Growth ETF
Trading Symbol	LSGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Loomis Sayles Focused Growth ETF for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Natixis Loomis Sayles Focused Growth ETF	$32	0.59%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%
AssetsNet	$ 175,531,893
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 147,902
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$175,531,893
# of Portfolio Holdings (including overnight repurchase agreements)	23
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$147,902

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.8%
Aerospace & Defense	3.5%
Financial Services	3.7%
Automobiles	4.9%
Entertainment	7.1%
Biotechnology	7.6%
Broadline Retail	8.3%
Semiconductors & Semiconductor Equipment	13.8%
Interactive Media & Services	17.3%
Software	22.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	13.8%
Meta Platforms, Inc., Class A	8.7%
Alphabet, Inc., Class A	8.6%
Amazon.com, Inc.	8.3%
Microsoft Corp.	7.4%
Tesla, Inc.	4.9%
Netflix, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.8%
Oracle Corp.	4.5%
Autodesk, Inc.	4.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000220374
Shareholder Report [Line Items]
Fund Name	Natixis Vaughan Nelson Mid Cap ETF
Trading Symbol	VNMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Vaughan Nelson Mid Cap ETF for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Natixis Vaughan Nelson Mid Cap ETF	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 4,172,806
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,172,806
# of Portfolio Holdings (including overnight repurchase agreements)	59
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	26.5%
Chemicals	3.0%
Software	3.0%
Metals & Mining	3.2%
Specialty Retail	3.3%
Machinery	3.6%
Banks	3.7%
Insurance	4.2%
Oil, Gas & Consumable Fuels	4.3%
Ground Transportation	4.7%
Electrical Equipment	4.8%
Building Products	6.1%
Capital Markets	6.7%
Life Sciences Tools & Services	7.3%
Hotels, Restaurants & Leisure	7.6%
Semiconductors & Semiconductor Equipment	8.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Royal Caribbean Cruises Ltd.	4.1%
Monolithic Power Systems, Inc.	3.8%
Constellium SE	3.2%
Nasdaq, Inc.	3.1%
Tyler Technologies, Inc.	3.0%
Corteva, Inc.	3.0%
Saia, Inc.	2.7%
IQVIA Holdings, Inc.	2.7%
Vulcan Materials Co.	2.6%
Marvell Technology, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

On June 12, 2024, the Board of Trustees approved a plan to liquidate Natixis Vaughan Nelson Mid Cap ETF. Liquidation took place on July 30, 2024.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000220375
Shareholder Report [Line Items]
Fund Name	Natixis Vaughan Nelson Select ETF
Trading Symbol	VNSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Vaughan Nelson Select ETF for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Natixis Vaughan Nelson Select ETF	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 33,210,015
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 34,088
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$33,210,015
# of Portfolio Holdings (including overnight repurchase agreements)	27
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$34,088

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.5%
Short-Term Investments	3.1%
Life Sciences Tools & Services	3.0%
Insurance	3.1%
Health Care Equipment & Supplies	3.5%
Financial Services	3.7%
Capital Markets	3.8%
Specialty Retail	3.9%
Entertainment	3.9%
Oil, Gas & Consumable Fuels	4.2%
Pharmaceuticals	4.5%
Banks	5.1%
Ground Transportation	5.3%
Chemicals	6.0%
Broadline Retail	6.2%
Interactive Media & Services	6.3%
Software	13.4%
Semiconductors & Semiconductor Equipment	16.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.5%
NVIDIA Corp.	7.0%
Alphabet, Inc., Class A	6.3%
Amazon.com, Inc.	6.2%
Monolithic Power Systems, Inc.	5.7%
JPMorgan Chase & Co.	5.1%
Zoetis, Inc.	4.5%
Walt Disney Co.	3.9%
O'Reilly Automotive, Inc.	3.9%
Intercontinental Exchange, Inc.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments